SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Warrants Outstanding Beginning balance, Shares	267	245	10
Warrants Outstanding Beginning balance, Weighted Average Exercise Price	$ 13,242.00	$ 16,716	$ 12,000
Warrants Granted, Shares	753,973	34	236
Warrants Granted, Weighted Average Exercise Price	$ 0.60	$ 3,600	$ 13,308
Warrants Reset feature, Shares
Warrants Reset feature, Weighted Average Exercise Price
Warrants Exercised, Shares		(13)	(4)
Warrants Exercised, Weighted Average Exercise Price			$ 3,480
Warrants Forfeited/canceled, Shares
Warrants Forfeited/canceled, Weighted Average Exercise Price
Warrants Outstanding Ending balance, Shares	754,240	267	245
Warrants Outstanding Ending balance, Weighted Average Exercise Price	$ 8.03	$ 13,242.00	$ 16,716